Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
Intangible assets consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Micro-Lending License	63,760	63,760
Financing guarantee License 1	4,600	—
Factoring License	265	265
Financial Leasing License	255	255
Insurance Brokerage License 2	—	34,667

Total	68,880	98,947
Less: Accumulated amortization and impairment	(4,600)	—

Intangible assets	64,280	98,947

1
The Group acquired Zhongyisheng Financial Guarantee Co., Ltd. in 2018. The acquisitions met the “single or similar asset threshold” and are not considered as business combination in accordance with ASC Topic 805 but asset acquisition. In 2019, the financial guarantee licenses related to Zhongyisheng Financial Guarantee Co., Ltd. was revoked and therefore full impairment was provided.

2
The Group acquired Runan International Insurance Brokerage Co., Ltd. in 2020. The acquisitions met the “single or similar asset threshold” and are not considered as business combination in accordance with ASC Topic 805 but asset acquisition.